CONVERTIBLE NOTES - Key assumptions used in determining fair value of 2023 Convertible Notes (Details) - 2023 Convertible Notes	Dec. 31, 2023
Risk-free interest rate | Minimum
Debt Instrument [Line Items]
Measurement input	0.0551
Risk-free interest rate | Maximum
Debt Instrument [Line Items]
Measurement input	0.0552
Probability of conversion
Debt Instrument [Line Items]
Measurement input	0.9000
Bond yields | Minimum
Debt Instrument [Line Items]
Measurement input	0.0701
Bond yields | Maximum
Debt Instrument [Line Items]
Measurement input	0.0847